Summary of Class B Series Two Common Shares Granted (Detail) - Class B Series Two Common Shares	12 Months Ended
Jun. 30, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	61,466
Redemptions	(10,777)
B2/B3 Share exchange	(50,689)
Shares outstanding, end of the period	0